Stock Compensation Plan - Restricted Stock Award For Employees (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options [Abstract]
Restricted stock, Outstanding	101,118	96,849
Restricted stock, Granted		103,867
Restricted stock, Vested	(101,118)	(99,898)
Restricted stock, Outstanding		101,118